EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 1,480	$ 1,690	$ 1,273
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 23	$ 60
Business services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	14.00%	14.00%
Voting interest	14.00%	14.00%
Business services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	70.00%	90.00%
Voting interest	57.00%	90.00%
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 670	$ 796
Infrastructure services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	17.00%	17.00%
Voting interest	17.00%	17.00%
Infrastructure services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	50.00%	50.00%
Voting interest	50.00%	50.00%
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 787	$ 834
Industrials | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	9.00%	24.00%
Voting interest	24.00%	24.00%
Industrials | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	54.00%	54.00%
Voting interest	50.00%	50.00%